Right Of Use Assets - Additional Information (Detail) - Office Space [Member] - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Right Of Use Assets [Line Items]
Total cash outflow for leases amount	$ 24.0	$ 19.7	$ 19.6
Bottom of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	1 year
Top of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	5 years